Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale, Transfers to Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessels, Net [Member]
Net Assets [Abstract]
Yard installments	$ 240,253	$ 123,445
Capitalized expenses	5,510	3,201
Final Carrying Amount	$ 245,763	126,646
M/T Eco West Coast [Member]
Net Assets [Abstract]
Delivery date	2021-03
Yard installments		61,723
Capitalized expenses		1,618
Final Carrying Amount		63,341
M/T Eco Malibu [Member]
Net Assets [Abstract]
Delivery date	2021-05
Yard installments		61,722
Capitalized expenses		1,583
Final Carrying Amount		$ 63,305
Vessels Used to Secure Sale and Lease-back Financing [Member]
Net Assets [Abstract]
Final Carrying Amount	$ 270,029
Vessels Financed via Bank Loans [Member]
Net Assets [Abstract]
Final Carrying Amount	$ 119,030
M/T Julius Caesar [Member]
Net Assets [Abstract]
Delivery date	2022-01
Yard installments	$ 90,008
Capitalized expenses	2,056
Final Carrying Amount	$ 92,064
M/T Legio X Equestris [Member]
Net Assets [Abstract]
Delivery date	2022-03
Yard installments	$ 89,995
Capitalized expenses	2,138
Final Carrying Amount	$ 92,133
M/T Eco Oceano Ca [Member]
Net Assets [Abstract]
Delivery date	2022-03
Yard installments	$ 60,250
Capitalized expenses	1,316
Final Carrying Amount	$ 61,566